Financial assets, liabilities and financial results (telecom activities) - Net financial debt - Additional information (Details) € in Millions, د.م. in Millions			6 Months Ended
	Mar. 01, 2023 EUR (€)	Mar. 01, 2023 MAD (د.م.)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)
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Gains (losses) on cash flow hedges including amounts for not fully consolidated entities			€ (286)	€ 488
Bonds maturing March 1, 2023
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Redemption of bonds	€ 500
Coupon on bonds, percentage	2.50%	2.50%
European Investment Bank, bank loan maturing March 1, 2030 [member]
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Proceeds from bank loans | د.م.		د.م. 500
European Investment Bank, bank loan maturing March 1, 2030 [member] | Euribor, 6-month variable rate
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Borrowings, adjustment to interest rate basis	0.39%	0.39%
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			37,446		€ 36,638
Operating segments [member] | Telecom activities, operating segment [member] | Purchase options granted
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			279
Operating segments [member] | Telecom activities, operating segment [member] | Currency swap contracts
Disclosure of detailed information about financial instruments [line items]
Unrealized gains			€ 742